Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Net (loss) income	$ (529,010)	$ 164,004	$ 105,472
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	195,597	212,851	237,313
Amortization of deferred charges	6,922	1,436	1,282
Loss (gain) from sale of assets (including securities)	311,249	(30,935)	(3,061)
Equity losses of unconsolidated subsidiaries and associated companies	600	515	544
Impairment losses on vessels	121,443	0	0
Unrealized foreign exchange loss (gain)	73	(138)	686
Adjustment of derivatives and securities to market value	0	9,425	0
Other, net	(8,681)	(7,578)	(2,612)
Changes in operating assets and liabilities:
Trade accounts receivable	10,431	(7,777)	15,689
Other receivables	2,800	32,690	(33,441)
Inventories	17,592	(25,021)	7,131
Voyages in progress	2,638	5,271	25,673
Prepaid expenses and accrued income	2,479	6,543	(4,516)
Trade accounts payable	(7,718)	(23,149)	9,541
Accrued expenses	(22,172)	6,786	(6,895)
Deferred charter revenue	(7,794)	(16,929)	(3,382)
Related party balances	(39,208)	(5,873)	(30,658)
Other, net	(388)	(7,210)	2,754
Net cash provided by operating activities	56,853	314,911	321,520
Investing activities
Change in restricted cash	155,581	256,535	75,620
Additions to newbuildings, vessels and equipment	(82,378)	(548,946)	(170,049)
Proceeds from sale of vessels and equipment	200,041	11,061	2,390
Dividends received from associated companies	511	0	0
Investment in associated companies	(25,047)	0	0
Receipts from finance leases and loans receivable	1,535	1,277	0
Proceeds from sale of other assets	46,547	19,839	0
Proceeds from sale of shares in subsidiaries	128,882	100	0
Net cash provided by (used in) investing activities	425,672	(260,134)	(92,039)
Financing activities
Proceeds from long-term debt	72,000	649,729	243,771
Repayments of long-term debt	(256,527)	(169,953)	(267,336)
Payment of obligations under finance leases	(295,501)	(280,579)	(241,198)
Debt fees paid	(1,441)	(4,192)	(2,888)
Cash dividends paid	(17,129)	(155,718)	(70,074)
Net cash (used in) provided by financing activities	(498,598)	39,287	(337,725)
Net (decrease) increase in cash and cash equivalents	(16,073)	94,064	(108,244)
Cash and cash equivalents at beginning of year	176,639	82,575	190,819
Cash and cash equivalents at end of year	160,566	176,639	82,575
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	150,652	165,951	186,873
Income taxes paid	$ 406	$ 563	$ 383